CONTINGENCIES AND COMMITMENTS - Disclosure of detailed information about commitments (Details) $ in Thousands	May 31, 2022 USD ($)
Disclosure of contingent liabilities [line items]
Capital commitments	$ 345
1 Year [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	132
1 - 3 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	146
4 - 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	67
5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Lease Obligations [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	163
Lease Obligations [Member] | 1 Year [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	94
Lease Obligations [Member] | 1 - 3 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	69
Lease Obligations [Member] | 4 - 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Lease Obligations [Member] | 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Environmental Bonds [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	182
Environmental Bonds [Member] | 1 Year [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	38
Environmental Bonds [Member] | 1 - 3 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	77
Environmental Bonds [Member] | 4 - 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	67
Environmental Bonds [Member] | 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	$ 0